Acquisitions Narrative (Details) - Scenario, Unspecified [Domain]					3 Months Ended									6 Months Ended	12 Months Ended
	Apr. 17, 2015 USD ($)	Jun. 11, 2014 USD ($) site	Dec. 18, 2013 USD ($)	Nov. 15, 2013 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 27, 2014 USD ($)	Jun. 28, 2014 USD ($)	Mar. 29, 2014 USD ($)	Dec. 28, 2013 USD ($)	Sep. 28, 2013 USD ($)	Jun. 29, 2013 USD ($)	Mar. 30, 2013 USD ($)	Jun. 28, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)	Nov. 27, 2013 USD ($)	Sep. 17, 2013 £ / shares	Jan. 28, 2011 USD ($)
Business Acquisition [Line Items]
Proceeds from bridge loan					$ 18,974,000				$ 7,606,000					$ 7,606,000	$ 32,091,000	$ 4,087,000	$ 5,725,000
Proceeds from Blackstone			$ 30,700,000
Aggregrate purchase price of company																				$ 403,500,000
Long-term Debt					1,475,507,000	$ 1,482,840,000				$ 896,668,000					1,482,840,000	896,668,000
Deferred Portion of Purchase Price					35,998,000	42,440,000				0					42,440,000	0
Accretion Rate on Deferred Purchase Price		9.50%
Goodwill acquired through merger																86,400,000
Sales Revenue, Goods, Net					461,238,000	499,419,000	$ 498,013,000	$ 439,898,000	422,584,000	347,263,000	$ 288,979,000	$ 291,538,000	$ 287,082,000		1,859,914,000	1,214,862,000	1,155,163,000
Gross profit					105,418,000	91,965,000	$ 80,492,000	$ 86,586,000	74,465,000	51,600,000	$ 48,200,000	$ 50,390,000	$ 45,866,000		333,508,000	196,056,000	$ 197,246,000
Companhia Providencia Industria e Comercio [Member]
Business Acquisition [Line Items]
Sales Revenue, Goods, Net					73,600,000
Gross profit					13,400,000
Parent Company
Business Acquisition [Line Items]
Tangible asset impairment charges															24,500,000
Aggregrate purchase price of company																				403,500,000
Increase in carrying value of inventory				$ 9,700,000
Acquired intangible assets				$ 85,996,000																72,000,000
Customer Relationships [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				20 years
Trade names | Parent Company
Business Acquisition [Line Items]
Acquired intangible assets				$ 11,412,000
Finite-Lived Intangible Assets | Parent Company
Business Acquisition [Line Items]
Acquired intangible assets																				48,492,000
Dounor SAS [Member]
Business Acquisition [Line Items]
Purchase price	$ 55,000,000
Companhia Providencia Industria e Comercio [Member]
Business Acquisition [Line Items]
Tangible asset impairment charges		$ 16,900,000
Interest acquired		71.25%
Number of Business Locations | site		3
Purchase price		$ 424,832,000
Deferred Portion of Purchase Price		47,931,000			36,000,000	42,400,000									42,400,000
Merger Agreement, Acquisition Related Costs, Capitalized Loan Acquisition Costs															10,600,000
Merger Agreement, Acquisition Related Costs, Loan Acquisition, Expensed Loan Acquisition Costs															10,700,000
Increase in carrying value of inventory		$ 4,500,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		28.75%
Companhia Providencia Industria e Comercio [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-lived intangibles		$ 19,000,000
Fiberweb
Business Acquisition [Line Items]
Interest acquired																			100.00%
Share price (in pounds per share) | £ / shares																			£ 1.02
Purchase price				287,800,000
Indefinite-lived intangibles				11,400,000
Revenue since acquisition															194,300,000
Loss since acquisition															3,400,000
Fiberweb | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-lived intangibles				$ 42,757,000
Senior Notes
Business Acquisition [Line Items]
Long-term Debt		$ 210,000,000
Debt Instrument, Interest Rate at Period End		6.875%
Senior Secured Credit Agreement | Line of Credit
Business Acquisition [Line Items]
Proceeds from credit agreement															295,000,000
7.75% Senior secured notes | Senior Notes
Business Acquisition [Line Items]
Long-term Debt					504,000,000	$ 504,000,000				$ 560,000,000					$ 504,000,000	$ 560,000,000				560,000,000
Debt Instrument, Interest Rate at Period End						7.75%									7.75%
Trade names | Parent Company
Business Acquisition [Line Items]
Acquired intangible assets																				$ 23,500,000
Bridge Loan | Senior Secured Bridge Credit Agreement
Business Acquisition [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																		$ 268,000,000
Bridge Loan | Senior Unsecured Bridge Credit Agreement
Business Acquisition [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																		$ 50,000,000
North America [Member]
Business Acquisition [Line Items]
Sales Revenue, Goods, Net					$ 208,322,000				$ 193,298,000
North America [Member] | Companhia Providencia Industria e Comercio [Member]
Business Acquisition [Line Items]
Number of Business Locations | site		1